Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes include components
($ in thousands)	For The Year Ended December 31,
	2012	2011
Taxes currently payable	$71	$(179)
Deferred provision	1,858	837
Income tax expense	$1,929	$658

Schedule of reconciliation of income tax expense

	For The Year Ended December 31,
($ in thousands)	2012	2011
Computed at the statutory rate (34%)	$2,293	$789
Increase (decrease) resulting from
Tax exempt interest	(233)	(329)
BOLI Income	(120)	(126)
BOLI Surrender	-	217
Penalty on Modified Endowment Contracts (MEC)	-	64
Other	(11)	43
Actual tax expense	$1,929	$658

Schedule of deferred tax

	At December 31,
($ in thousands)	2012	2011
Deferred tax assets
Allowance for loan losses	$2,316	$2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
	(5,734)	(5,222)
Net deferred tax asset	$177	$2,286